Share-based compensation - SOP III Awards Nonvested (Details) - SOP III - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Quantity
Exercised during the period (in shares)		0	0
RSUs
Quantity
Non-vested at the beginning of the period (in shares)	661,258
Granted during the period (in shares)	32,426
Vested during the period	(145,144)
Exercised during the period (in shares)	(145,144)
Cancelled during the period (in shares)	(4,445)
Forfeited during the period (in shares)	(19,793)	(6,445)
Non-vested at the end of the period (in shares)	524,302	661,258
Weighted Average grant-date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 36.21
Granted (in dollars per share)	58.82
Vested during the period (in dollars per share)	37.30
Cancelled during the period (in dollars per share)	36.21
Forfeited during the period (in dollars per share)	36.21
Non-vested at the end of the period (in dollars per share)	$ 37.30	$ 36.21
SARs
Quantity
Non-vested at the beginning of the period (in shares)	433,586
Vested during the period	(91,652)
Exercised during the period (in shares)	(57,829)
Forfeited during the period (in shares)	(61,540)
Non-vested at the end of the period (in shares)	280,394	433,586
Weighted Average grant-date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 4.55
Vested during the period (in dollars per share)	4.55
Forfeited during the period (in dollars per share)	4.55
Non-vested at the end of the period (in dollars per share)	$ 4.55	$ 4.55
PSAs
Quantity
Non-vested at the beginning of the period (in shares)	1,284,314
Vested during the period	(264,690)
Exercised during the period (in shares)	(236,168)
Forfeited during the period (in shares)	(9,737)
Non-vested at the end of the period (in shares)	1,009,887	1,284,314
Weighted Average grant-date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 5.29
Vested during the period (in dollars per share)	5.29
Forfeited during the period (in dollars per share)	5.29
Non-vested at the end of the period (in dollars per share)	$ 5.29	$ 5.29